Note 5 - Common Stock (Details) - Warrants Fair Value Assumptions (Warrant [Member])	0 Months Ended
Apr. 07, 2011
Warrant [Member]
Note 5 - Common Stock (Details) - Warrants Fair Value Assumptions [Line Items]
Risk-free interest rate	0.81%
Expected life of options (years)	2 years
Expected annualized volatility	246.00%